Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,193,617.70

Principal:
Principal Collections	$19,166,075.94
Prepayments in Full	$12,407,819.56
Liquidation Proceeds	$352,719.40
Recoveries	$44,601.35
Sub Total	$31,971,216.25
Collections	$34,164,833.95

Purchase Amounts:
Purchase Amounts Related to Principal	$305,156.58
Purchase Amounts Related to Interest	$2,092.09
Sub Total	$307,248.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,472,082.62

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,472,082.62
Servicing Fee	$538,208.55	$538,208.55	$0.00	$0.00	$33,933,874.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,933,874.07
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,933,874.07
Interest - Class A-3 Notes	$227,203.31	$227,203.31	$0.00	$0.00	$33,706,670.76
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$33,604,735.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,604,735.76
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$33,548,127.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,548,127.93
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$33,505,973.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,505,973.60
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$33,449,114.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,449,114.27
Regular Principal Payment	$30,819,107.33	$30,819,107.33	$0.00	$0.00	$2,630,006.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,630,006.94
Residual Released to Depositor	$0.00	$2,630,006.94	$0.00	$0.00	$0.00
Total		$34,472,082.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,819,107.33
Total					$30,819,107.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,819,107.33	$65.35	$227,203.31	$0.48	$31,046,310.64	$65.83
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$30,819,107.33	$20.55	$484,759.80	$0.32	$31,303,867.13	$20.87

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$406,931,299.83	0.8628738	$376,112,192.50	0.7975237
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$620,061,299.83	0.4134486	$589,242,192.50	0.3928989

Pool Information
Weighted Average APR	4.021%	4.016%
Weighted Average Remaining Term	38.32	37.49
Number of Receivables Outstanding	40,178	39,115
Pool Balance	$645,850,263.89	$613,290,577.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$622,114,058.14	$590,806,555.51
Pool Factor	0.4229539	0.4016313

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$9,199,358.66
Yield Supplement Overcollateralization Amount	$22,484,021.90
Targeted Overcollateralization Amount	$24,048,384.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,048,384.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		111	$327,915.00
(Recoveries)		81	$44,601.35
Net Losses for Current Collection Period			$283,313.65
Cumulative Net Losses Last Collection Period			$5,104,243.29
Cumulative Net Losses for all Collection Periods			$5,387,556.94

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.53%	501	$9,405,595.71
61-90 Days Delinquent	0.16%	47	$952,292.08
91-120 Days Delinquent	0.06%	12	$362,666.40
Over 120 Days Delinquent	0.12%	30	$707,205.67
Total Delinquent Receivables	1.86%	590	$11,427,759.86

Repossession Inventory:
Repossessed in the Current Collection Period		26	$580,821.57
Total Repossessed Inventory		32	$765,900.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3371%
Preceding Collection Period			0.4639%
Current Collection Period			0.5400%
Three Month Average			0.4470%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2080%
Preceding Collection Period			0.1941%
Current Collection Period			0.2275%
Three Month Average			0.2099%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer